Acquisitions and disposals of subsidiaries	12 Months Ended
Dec. 31, 2022
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Acquisitions and disposals of subsidiaries

6.	Acquisitions and disposals of subsidiaries
The company undertook a series of acquisitions and disposals and/or settled payments related to prior year acquisitions during the year ended 31 December 2022 and 31 December 2021, with no significant impact in the consolidated financial statements.